Condensed financial information of the Company - Condensed Balance Sheet (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 662,606,063	$ 674,141,554	$ 894,551,480
Other receivables	287,300,176	166,632,745
Other current assets	772,303	520,391
Due from related parties	200,757,623	216,184,205
Total current assets	5,645,063,109	6,691,221,665
TOTAL ASSETS	7,421,664,433	8,033,712,672	6,384,434,270
Current liabilities
Short-term bank loan	73,419,108	43,711,388
PRC other tax payable	26,734,901	14,786,612
Other payable and accrued liabilities	323,163,994	341,107,500
Current portion of long-term bank loans and other debt	1,418,955,459	1,647,918,456
Payroll and welfare payables	24,223,625	33,752,390
Total current liabilities	4,484,571,512	5,069,868,783
Long term bank loan	686,064,696	720,038,940
Other long-term debt	1,036,690,627	1,040,455,200
Total liabilities	6,629,712,411	7,288,067,523
Shareholders' equity
Authorized500,000,000 shares, issued and outstanding- 107,875,468 shares for 2019 (2018: 119,805,636 shares)	16,410	16,399
Treasury shares	(113,719,964)	(87,639,088)
Additional paid-in capital	543,290,577	532,117,479
Retained earnings	135,873,163	99,502,126
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	690,301,639	680,370,481
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 7,421,664,433	$ 8,033,712,672
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	107,875,468	119,805,636
Common stock, shares outstanding	107,875,468	119,805,636
Parent Company [Member]
Current assets
Cash and cash equivalents	$ 28,591,381	$ 93,606,791	$ 15,726,978	$ 36,497,233
Other receivables	10,928	665,428
Other current assets	77,649	250,569
Due from subsidiaries	455,222,231	667,811,964
Due from related parties		348,076
Total current assets	483,902,189	762,682,828
Investments in subsidiaries	1,338,730,125	1,142,335,163
TOTAL ASSETS	1,822,632,314	1,905,017,991
Current liabilities
Short-term bank loan	19,900,000	0
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	27,612,109	24,090,605
Current portion of long-term bank loans and other debt	423,131,157	397,039,358
Payroll and welfare payables	2,220,113	2,817,136
Total current liabilities	473,778,957	424,862,677
Long term bank loan	100,440,000	3,178,000
Other long-term debt	558,111,718	796,606,833
Total liabilities	1,132,330,675	1,224,647,510
Shareholders' equity
Authorized500,000,000 shares, issued and outstanding- 107,875,468 shares for 2019 (2018: 119,805,636 shares)	16,410	16,399
Treasury shares	(113,719,964)	(87,639,088)
Additional paid-in capital	543,290,577	532,117,479
Retained earnings	260,714,616	235,875,691
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	690,301,639	680,370,481
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,822,632,314	$ 1,905,017,991
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001